SCHEDULE OF FAIR VALUE OF DEBT (Details) - USD ($) $ in Thousands	Jul. 15, 2022	Jan. 05, 2022	Jun. 24, 2021
Short-Term Debt [Line Items]
Total			$ 350
Conversion Component [Member]
Short-Term Debt [Line Items]
Total	$ 4	$ 48	117
Warrants [Member]
Short-Term Debt [Line Items]
Total	55	100	172
Convertible Notes [Member]
Short-Term Debt [Line Items]
Total	41	32	$ 61
Fair Value Proportional Allocation [Member]
Short-Term Debt [Line Items]
Total		$ 180
Fair Value Proportional Allocation One [Member]
Short-Term Debt [Line Items]
Total	$ 100